Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases
Components of lease expense
($ in millions)	2019
	Land and	Machinery
	buildings	and equipment	Total
Operating lease cost	268	101	369
Finance lease cost:
Amortization of right-of-use assets	13	20	33
Interest on lease liabilities	1	2	3
Variable lease cost(1)	—	5	5
Short-term lease cost	19	29	48
Sub-lease income	(2)	—	(2)
Total lease expense	299	157	456

(1) Primarily relates to variable payments that are tied to the consumer price index and are therefore included in the measurement of the right-of-use asset or lease liability.

Summary of additional lease expense
($ in millions)	2019
	Land and	Machinery
	buildings	and equipment	Total
Cash paid for amounts included in the measurement
of lease liabilities:
Operating cash flows from operating leases	252	96	348
Operating cash flows from finance leases	1	2	3
Financing cash flows from finance leases	8	12	20
Right-of-use assets obtained in exchange for new liabilities:
Under operating leases	153	52	205
Under finance leases	23	18	41

Future net minimum lease payments for capital leases and the present value of the net minimum lease payments
($ in millions)	Operating Leases		Finance Leases
	Land and	Machinery	Land and	Machinery
	buildings	and equipment	buildings	and equipment
2020	222	86	23	14
2021	178	41	24	11
2022	137	21	23	8
2023	105	10	20	4
2024	86	8	21	1
Thereafter	226	5	84	—
Total minimum lease payments	954	171	195	38
Less amount representing estimated executory
costs included in total minimum lease payments	—	—	(1)	—
Net minimum lease payments	954	171	194	38
Difference between undiscounted cash flows
and discounted cash flows	(98)	(5)	(59)	(2)
Present value of minimum lease payments	856	166	135	36

Lease terms and discount rates
($ in millions)	Operating Leases		Finance Leases
	Land and	Machinery	Land and	Machinery
	buildings	and equipment	buildings	and equipment
Weighted-average remaining term (months)	78	29	110	33
Weighted-average discount rate	3.0%	2.2%	8.2%	2.8%